Related Parties (Details Narrative) - NZD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 12,700,000
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Prepayments		$ 281,714
Rothsay Chartered Accountants [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 32,503